UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                           811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund
September 30, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.0%	of Purchase (%)	Amount ($)	Value ($)

10/2/08	0.48	97,000,000	96,998,710
10/9/08	1.52	41,600,000	41,585,969
10/16/08	0.30	73,500,000	73,490,846
10/23/08	0.35	75,000,000	74,983,848
10/30/08	1.23	80,000,000	79,921,216
11/6/08	1.60	55,526,000	55,437,229
11/13/08	1.84	30,279,000	30,212,815
11/20/08	0.44	47,000,000	46,971,389
11/28/08	1.61	1,456,000	1,452,247
12/4/08	1.66	30,000,000	29,912,000
12/11/08	2.13	22,000,000	21,908,666
12/18/08	1.81	10,000,000	9,961,000
12/26/08	1.58	41,000,000	40,846,299
1/8/09	1.36	78,000,000	77,710,425
1/15/09	1.64	15,000,000	14,927,920
3/5/09	1.87	25,000,000	24,800,330
3/19/09	1.00	7,000,000	6,967,139
Total Investments (cost $728,088,048)		100.0%	728,088,048
Liabilities, Less Cash and Receivables		(.0%)	(250,421)
Net Assets		100.0%	727,837,627

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	728,088,048

Level 3 - Significant Unobservable Inputs	0

Total	728,088,048

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Money Fund
September 30, 2008 (Unaudited)

U.S. Treasury Bills--13.0%	Principal Amount ($)	Value ($)

U.S. Treasury Bills
2.00%, 11/20/08	300,000,000	299,173,611
2.14%, 12/26/08	150,000,000	149,240,333
(cost $448,413,944)		448,413,944
Repurchase Agreements--87.1%

Banc of America Securities LLC
0.10%, dated 9/30/08, due 10/1/08 in the amount of
$150,000,417 (fully collateralized by $60,999,000
Treasury Inflation Protected Securities, 2.38%, due
1/15/27, value $66,856,688 and $86,184,700 U.S.
Treasury Bills, due 11/20/08, value $86,143,332)	150,000,000	150,000,000
Barclays Financial LLC
0.20%, dated 9/30/08, due 10/1/08 in the amount of
$418,002,322 (fully collateralized by $61,653,500
U.S. Treasury Bonds, 5.38%, due 2/15/31, value
$72,230,697, $20,541,600 U.S. Treasury Notes, 4.88%,
due 6/30/12, value $22,629,397 and $340,226,900 U.S.
Treasury Strips, due 5/15/10, value $331,500,080)	418,000,000	418,000,000
BNP Paribas
0.10%, dated 9/30/08, due 10/1/08 in the amount of
$300,000,833 (fully collateralized by $271,766,800
Treasury Inflation Protected Securities, 2%-2.38%,
due 7/15/14-1/15/17, value $306,000,022)	300,000,000	300,000,000
Citigroup Global Markets Holdings Inc.
0.05%, dated 9/30/08, due 10/1/08 in the amount of
$485,000,674 (fully collateralized by $215,402,900
U.S. Treasury Bonds, 6.50%-7.13%, due 2/15/23-11/15/26,
value $284,360,218, $13,442,300 U.S. Treasury Notes,
2.63%, due 5/31/10, value $13,773,115 and
$144,455,000 Treasury Inflation Protected Securities,
4.25%, due 1/15/10, value $196,566,786)	485,000,000	485,000,000

Deutsche Bank Securities
0.50%, dated 9/30/08, due 10/1/08 in the amount of
$550,007,639 (fully collateralized by $310,613,000
U.S. Treasury Bonds, 6.75%, due 8/15/26, value
$410,834,614 and $136,033,600 Treasury Inflation
Protected Securities, 2%, due 4/15/12, value
$150,165,410)	550,000,000	550,000,000
Mizuho Securities USA
0.25%, dated 9/30/08, due 10/1/08 in the amount of
$550,003,819 (fully collateralized by $36,252,300
Treasury Inflation Protected Securities, 2%, due
1/15/14, value $43,695,897 and $994,220,900 U.S.
Treasury Strips, due 11/15/18-5/15/38, value
$517,304,209)	550,000,000	550,000,000
Morgan Stanley
0.10%, dated 9/30/08, due 10/1/08 in the amount of
$550,001,528 (fully collateralized by $335,887,600
U.S. Treasury Bonds, 4.75%-6.13%, due 11/15/26-2/15/37,
value $405,332,235 and $143,669,000 U.S. Treasury Notes,
5.75%, due 8/15/10, value $155,667,876)	550,000,000	550,000,000
Total Repurchase Agreements
(cost $3,003,000,000)		3,003,000,000
Total Investments (cost $3,451,413,944)	100.1%	3,451,413,944
Liabilities, Less Cash and Receivables	(.1%)	(2,642,990)
Net Assets	100.0%	3,448,770,954

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	3,451,413,944

Level 3 - Significant Unobservable Inputs	0

Total	3,451,413,944

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund
September 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--59.9%	Principal Amount ($)	Value ($)

ABN-AMRO Bank N.V. (Yankee)
3.01%, 10/24/08	200,000,000	200,000,000
Allied Irish Banks (Yankee)
3.01% - 3.03%, 10/24/08 - 12/29/08	500,000,000	500,007,696
Banca Intesa SpA
3.10%, 3/16/09	250,000,000	250,000,000
Banco Santander Puerto Rico (Yankee)
3.00%, 12/10/08	100,000,000	100,000,000
Bank of Scotland PLC
2.80%, 10/14/08	300,000,000	300,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
2.85%, 10/10/08	125,000,000	125,000,000
Calyon (Yankee)
2.73%, 10/14/08	250,000,000	250,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.80%, 11/10/08	250,000,000	250,000,000
Compass Bank
3.18%, 3/5/09	200,000,000	200,000,000
DEPFA BANK PLC (Yankee)
2.90%, 10/9/08 - 12/10/08	400,000,000 a	400,000,000
Fifth Third Bank
2.85%, 11/26/08	300,000,000	300,000,000
Fortis Bank (Yankee)
3.17%, 3/9/09	200,000,000	200,000,000
Natixis (Yankee)
3.00% - 3.20%, 10/21/08 - 12/29/08	450,000,000	450,000,551
Societe Generale (Yankee)
2.99% - 3.00%, 12/10/08	500,000,000	499,998,611
SunTrust Bank
3.00%, 12/16/08	300,000,000	300,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)

2.74%, 10/9/08	150,000,000	150,000,000
UBS AG (Yankee)
2.80%, 10/8/08 - 10/9/08	600,000,000	600,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,075,006,858)		5,075,006,858
Commercial Paper--15.3%

ABN-AMRO North America Finance Inc.
2.84%, 11/10/08	50,000,000	49,844,445
ASB Finance Ltd.
2.75%, 10/22/08	200,000,000 a	199,683,833
Canadian Imperial Holdings
2.80%, 10/9/08	250,000,000	249,846,611
Citigroup Funding Inc.
3.06% - 3.19%, 10/24/08 - 12/12/08	275,000,000	273,742,358
Commerzbank AG
3.51%, 10/2/08	150,000,000	149,985,417
Societe Generale N.A. Inc.
2.88%, 10/10/08	75,000,000	74,946,375
Swedbank (ForeningsSparbanken AB)
2.88% - 3.04%, 11/7/08 - 12/10/08	300,000,000	298,533,667
Total Commercial Paper
(cost $1,296,582,706)		1,296,582,706
Corporate Notes--21.2%

Abbey National North America LLC
3.01%, 11/21/08	100,000,000 b	100,000,000
Bank of Montreal
2.74%, 10/15/08	50,000,000 b	50,000,000
Barclays Bank PLC
2.79%, 10/15/08	100,000,000 b	100,000,000
Citigroup Funding Inc.
3.20%, 5/8/09	250,000,000 b	250,000,000
Credit Suisse
2.88%, 10/27/08	100,000,000 b	100,000,000
Credit Suisse (USA) Inc.
2.89% - 2.96%, 10/6/08 - 10/15/08	175,000,000 a,b	175,002,827
Danske Corp., Inc.
3.04%, 10/10/08	150,000,000 a,b	150,000,000

Dexia Delaware LLC
2.74%, 10/21/08	75,000,000 b	74,975,192
Genworth Global Funding
2.49%, 10/16/08	70,000,000 b	70,000,000
HBOS PLC
2.99%, 11/26/08 - 11/27/08	150,000,000 b	150,004,016
National Australia Bank
3.01%, 11/19/08	125,000,000 b	125,000,000
National Australia Funding (DE) Inc.
2.81%, 12/1/08	25,000,000 a,b	24,998,215
Royal Bank of Canada
2.48%, 10/6/08	100,000,000 b	100,000,000
Skandinaviska Enskilda Banken AB
3.00%, 11/11/08	100,000,000 a,b	100,000,000
Toyota Motor Credit Corp.
2.50%, 10/16/08	100,000,000 a,b	99,999,411
Wachovia Bank, N.A.
2.81%, 11/25/08	37,100,000 b	37,079,981
Westpac Banking Corp.
2.48%, 10/6/08	85,000,000 a,b	85,000,000
Total Corporate Notes
(cost $1,792,059,642)		1,792,059,642
Short-Term Bank Note--.4%

Bank of Scotland PLC
2.48%, 10/7/08
(cost $33,000,000)	33,000,000 [b]	33,000,000
U.S. Government Agency--3.0%

Federal Home Loan Bank System
2.82%, 12/10/08
(cost $250,000,000)	250,000,000 [b]	250,000,000
Total Investments (cost $8,446,649,206)	99.8%	8,446,649,206
Cash and Receivables (Net)	.2%	18,770,780
Net Assets	100.0%	8,465,419,986

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 these securities amounted to $1,234,684,286 or 14.6% of net assets.

b	Variable rate security--interest rate subject to periodic change.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	8,446,649,206

Level 3 - Significant Unobservable Inputs	0

Total	8,446,649,206

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Government Fund
September 30, 2008 (Unaudited)

U.S. Government Agencies--52.7%	Principal Amount ($)	Value ($)

Federal Farm Credit Bank
2.32%, 11/14/08	10,000,000 a	9,996,237
Federal Home Loan Bank System:
2.36%, 10/8/08	20,000,000	19,990,861
2.67%, 11/18/09	5,000,000 a	5,000,000
2.56%, 3/17/09	5,500,000	5,498,122
2.50%, 5/19/09	5,000,000	5,000,470
Federal National Mortgage Association
2.73%, 1/26/09	5,000,000 b	4,956,125
Total U.S. Government Agencies
(cost $50,441,815)		50,441,815
Repurchase Agreements--47.0%

Banc of America Securities LLC
0.10%, dated 9/30/08, due 10/1/08 in the amount of
$10,000,028 (fully collateralized by $10,131,800 U.S.
Treasury Notes, 2%, due 2/28/10, value $10,200,063)	10,000,000	10,000,000
Barclays Financial LLC
0.20%, dated 9/30/08, due 10/1/08 in the amount of
$10,000,056 (fully collateralized by $7,907,200 Treasury
Inflation Protected Securities, 3%, due 7/15/12,	10,000,000	10,000,000
value $10,200,088)
Deutsche Bank Securities
0.50%, dated 9/30/08, due 10/1/08 in the amount of
$10,000,139 (fully collateralized by $18,586,684 U.S.
Treasury Strips, due 5/15/22, value $10,200,000)	10,000,000	10,000,000
Goldman, Sachs & Co.
0.02%, dated 9/30/08, due 10/1/08 in the amount of
$5,000,003 (fully collateralized by $761,100 U.S.
Treasury Bonds, 4.50%, due 2/15/36, value $805,514 and
$3,922,300 U.S. Treasury Notes, 4.25%, due 11/15/14,
value $4,294,595)	5,000,000	5,000,000

Morgan Stanley
0.10%, dated 9/30/08, due 10/1/08 in the amount of
$10,000,028 (fully collateralized by $13,291,000 U.S.
Treasury Strips, due 2/15/16, value $10,251,348)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $45,000,000)		45,000,000
Total Investments (cost $95,441,815)	99.7%	95,441,815
Cash and Receivables (Net)	.3%	257,022
Net Assets	100.0%	95,698,837

a	Variable rate security-interest rate subject to periodic change.

b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	95,441,815

Level 3 - Significant Unobservable Inputs	0

Total	95,441,815

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17 , 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)